Financial Instruments - Derivatives Not Designated as Hedging Instruments Gain (Loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Total	$ (271)	$ (1,092)	$ (8,000)
Interest and finance costs, net [Member]
Derivative
Interest rate swaps	(1,054)	(5,352)	(8,356)
Bunker swaps	$ 783	$ 4,260	$ 356